Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 — RELATED PARTY TRANSACTIONS

The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions.

As of September 30, 2025, and December 31, 2024, the Company had payables to the Company’s co-founder and Chief Executive Officer and the Company’s co-founder and Chief Operating Officer for reimbursable expenses totaling $0 and $24,303, respectively.

NOTE 3 — RELATED PARTY TRANSACTIONS

The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions.

During the years ended December 31, 2020 and 2019, Lavell Juan Malloy, II, the Company’s co-founder and Chief Executive Officer, on an as needed basis, paid operational expenses on behalf of the Company. This payable bears no interest rate and is due upon demand. At December 31, 2022, the Company had an outstanding balance due to Lavell Juan Malloy, II of $43,563. In January of 2023, the Board of Directors approved the full repayment of the account balance and this was settled in full for the remaining balance of $43,563. Concurrently, an approval was made to pay deferred compensation that was due to the COO and CTO. A total payment of $50,649 was made in cash, which includes deferred compensation of $46,811, plus employer taxes, workers compensation and service fees. These payments were all made on January 4, 2023.

BHI, and therefore the Company, has entered into restricted stock purchase agreements with certain related parties, including Lavell Juan Malloy, II, the Company’s co-founder and Chief Executive Officer, Daniel Leibovich, the Company’s co-founder, Chief Operating Officer, and William Simpson, the Company’s co-founder and Former Chief Technology Officer. For additional detail, refer to Note 5 — Stockholders’ Deficit.

As of December 31, 2024 and 2023, the Company had payables to the Company’s co-founder and Chief Executive Officer and the Company’s co-founder and Chief Operating Officer, for reimbursable expenses totaling $24,303 and $9,611, respectively. During 2023, the Company added the $9,611 in payables due. During 2024, the Company added $51,712 in payables and repaid a total of $37,020.